Revenue and segmented information - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue and segmented information
Orbital income	$ 34.8	$ 30.9
Aggregate amount of revenue recognized to date less loss recognized to date for construction contracts in progress	2,770.5	2,707.6
Advance payments received for construction contracts in progress	238.8	266.6
Retentions in connection with construction contracts	$ 6.9	$ 7.0